Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Number of operating segment | Segment				1		1
Impairment of intangible assets				$ 0	$ 0	$ 132,227
Initial upfront payment	$ 5,000,000
Term of license	7 years
Minimum [Member]
Property plant and equipment estimated useful life				3 years		3 years
Maximum [Member]
Property plant and equipment estimated useful life				10 years		10 years
Wisconsin Fertility Institute [Member]
Cash and cash equivalents		$ 0
Revenue percentage		15.00%
Deferred revenue		$ 581,437				$ 423,208	394,066
Advertising costs		$ 1,554	$ 5,014			8,083	10,827
Cash and cash equivalents						0	0
Allowance for doubtful accounts						$ 0	$ 33,372
Wisconsin Fertility Institute [Member] | Minimum [Member]
Property plant and equipment estimated useful life		3 years				3 years
Wisconsin Fertility Institute [Member] | Maximum [Member]
Property plant and equipment estimated useful life		10 years				10 years
Cytovia Therapeutics Inc [Member]
Impariment charges				$ 0		$ 0